Property, Plant and Equipment, Net - Summary of Changes to Accumulated Depreciation of Property Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	$ (773.7)
Depreciation expense	95.2	$ 87.7
Ending balance	(1,081.3)	(773.7)
Accumulated depreciation and amortisation
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	322.8	236.5
Depreciation expense	95.2	87.7
Disposals	0.1	0.3
Foreign exchange	28.9	(1.7)
Ending balance	447.0	322.8
Freehold Land
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	(6.1)
Ending balance	(6.6)	(6.1)
Freehold Land | Accumulated depreciation and amortisation
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	0.0	0.0
Depreciation expense	0.0	0.0
Disposals	0.0	0.0
Foreign exchange	0.0	0.0
Ending balance	0.0	0.0
Buildings
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	(39.3)
Ending balance	(39.2)	(39.3)
Buildings | Accumulated depreciation and amortisation
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	26.6	21.9
Depreciation expense	5.0	4.7
Disposals	0.0	0.0
Foreign exchange	2.3	0.0
Ending balance	33.9	26.6
Machinery & Equipment
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	(605.5)
Ending balance	(691.7)	(605.5)
Machinery & Equipment | Accumulated depreciation and amortisation
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	294.8	213.5
Depreciation expense	89.6	82.6
Disposals	0.1	0.3
Foreign exchange	26.6	(1.6)
Ending balance	411.1	294.8
Computer Hardware
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	(0.6)
Ending balance	(1.9)	(0.6)
Computer Hardware | Accumulated depreciation and amortisation
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	0.8	0.6
Depreciation expense	0.3	0.2
Disposals	0.0	0.0
Foreign exchange	0.0	0.0
Ending balance	1.1	0.8
Right-of-use assets
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	(3.4)
Ending balance	(3.4)	(3.4)
Right-of-use assets | Accumulated depreciation and amortisation
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	0.6	0.4
Depreciation expense	0.3	0.2
Disposals	0.0	0.0
Foreign exchange	0.0	0.0
Ending balance	0.9	0.6
Property under construction
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	(118.8)
Ending balance	(338.5)	(118.8)
Property under construction | Accumulated depreciation and amortisation
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	0.0	0.0
Depreciation expense	0.0	0.0
Disposals	0.0	0.0
Foreign exchange	0.0	0.0
Ending balance	$ 0.0	$ 0.0